Summary of Other Intangibles (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,123
Amortization charge for the year	599	$ 706
Balance at end of year	2,303	2,123
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7,183	7,352
Additions	730	769
Disposals		(280)
Fully amortized intangibles	(512)	(326)
Foreign currency translation adjustments and other	427	(332)
Balance at end of year	7,828	7,183
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,060	5,227
Disposals	(1)	(277)
Fully amortized intangibles	(515)	(326)
Impairment losses (reversals)	(1)	(4)
Amortization charge for the year	599	706
Foreign currency translation adjustments and other	383	(266)
Balance at end of year	5,525	5,060
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	12
Balance at end of year	2	12
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,420	2,606
Foreign currency translation adjustments and other	244	(186)
Balance at end of year	2,664	2,420
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,408	2,563
Amortization charge for the year	10	29
Foreign currency translation adjustments and other	244	(184)
Balance at end of year	2,662	2,408
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	94
Balance at end of year	77	94
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	834	844
Foreign currency translation adjustments and other	14	(10)
Balance at end of year	848	834
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	740	690
Amortization charge for the year	17	61
Foreign currency translation adjustments and other	14	(11)
Balance at end of year	771	740
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,418
Balance at end of year	1,662	1,418
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,625	2,834
Additions	651	401
Disposals		(275)
Fully amortized intangibles	(448)	(251)
Foreign currency translation adjustments and other	90	(84)
Balance at end of year	2,918	2,625
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,207	1,275
Disposals	(1)	(272)
Fully amortized intangibles	(446)	(251)
Amortization charge for the year	443	487
Foreign currency translation adjustments and other	53	(32)
Balance at end of year	1,256	1,207
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	80
Balance at end of year	80	80
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	245	278
Additions	62	58
Disposals		(5)
Fully amortized intangibles	(72)	(75)
Foreign currency translation adjustments and other	(2)	(11)
Balance at end of year	233	245
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	165	204
Disposals		(5)
Fully amortized intangibles	(72)	(75)
Impairment losses (reversals)	(1)
Amortization charge for the year	50	53
Foreign currency translation adjustments and other	11	(12)
Balance at end of year	153	165
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	519
Balance at end of year	482	519
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,059	790
Additions	17	310
Fully amortized intangibles	8
Foreign currency translation adjustments and other	81	(41)
Balance at end of year	1,165	1,059
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	540	495
Fully amortized intangibles	3
Impairment losses (reversals)		(4)
Amortization charge for the year	79	76
Foreign currency translation adjustments and other	61	(27)
Balance at end of year	$ 683	$ 540